Share Capital - Option Fair Value Assumptions (Details)	3 Months Ended
	Sep. 30, 2024 yr $ / shares	Sep. 30, 2023 yr $ / shares
Share Capital
Expected stock price volatility	88.00%	78.00%
Risk-free interest rate	2.86%	4.37%
Expected life of options | yr	5	5
Stock price on date of grant | $ / shares	$ 1.24	$ 2.84